Leases (Tables)	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Schedule of Carrying Amounts of Group's Right-Of-Use Assets	The carrying amounts of the Group’s right-of-use assets and the movements during the years ended 31 December 2025 and 2024 are as follows:

	2025	2024
Right-of-use assets
Balance at 1 January	125,198	119,802
Adjustments for indexed leases	4,882	6,283
New leases	24,594	41,506
Cancelled leases	(2,132)	(476)
Remeasurement due to acquisition of equipment	—	(27,902)
Depreciation	(14,485)	(13,377)
Translation difference	237	(638)
Balance at 31 December	138,294	125,198

Schedule of Detailed Information about Classes of Right of Use Assets
The Group’s right-of-use assets as of 31 December 2025 and 2024 are comprised of the following:

	2025	2024
Right-of-use assets
Facilities	131,573	117,931
Fleet	171	268
Equipment	6,550	6,999
Balance at 31 December	138,294	125,198

Schedule of Group's Lease Liabilities	The Group’s lease liabilities and the movements during the years ended 31 December 2025 and 2024 are as follows:

	2025	2024
Lease liabilities
Balance at 1 January	121,652	115,315
Adjustments for indexed leases	4,880	6,325
New leases	24,470	41,584
Cancelled leases	(3,889)	(484)
Installment payments	(11,189)	(10,725)
Remeasurement due to acquisition of equipment	—	(28,252)
Foreign currency adjustment	13,803	(1,695)
Translation difference	350	(416)
Balance at 31 December	150,077	121,652
Current liabilities	(12,078)	(9,515)
Non-current liabilities	137,999	112,137

Schedule of Group's Lease Arrangements
The amounts recognized in the consolidated statements of profit or loss and other comprehensive income or loss during the years ended 31 December 2025, 2024, and 2023 in relation to the Group’s lease arrangements are as follows:

	2025	2024	2023
Depreciation expense from right-of-use assets
Facilities	(13,706)	(11,922)	(7,631)
Fleet	(159)	(161)	(180)
Equipment	(620)	(1,294)	(1,102)
Total depreciation expense from right-of-use assets	(14,485)	(13,377)	(8,913)
Interest expense on lease liabilities	(9,238)	(6,614)	(3,840)
Foreign currency difference on lease liability	(13,803)	(1,695)	(1,932)
Gain/(loss) from extinguishment of lease agreement	1,757	375	(28)
Total amount recognized in profit and loss	(35,769)	(21,311)	(14,713)

Schedule of Maturity Analysis of Undiscounted Lease Payments
The maturity analysis of undiscounted lease payments as of 31 December 2025 and 2024 is as follows:

	2025	2024
Less than one year	21,577	16,731
One to five years	75,002	58,722
Thereafter	116,424	101,703
	213,003	177,156